FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Effect of Hedge Accounting - Hedging Instruments (Details) (Details) - Cash flow hedges number in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	10,241	5,261
Assets carrying amount	$ 649	$ 0
Liabilities carrying amount	(587)	(173)
Changes in fair value used for calculated hedge ineffectiveness	$ (1)	$ (2)
Prepaid expenses and other current assets | Currency risk | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	7,465
Assets carrying amount	$ 332
Liabilities carrying amount	0
Changes in fair value used for calculated hedge ineffectiveness	$ 0
Prepaid expenses and other current assets | Commodity price risk | Emission rights
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	1,091
Assets carrying amount	$ 205
Liabilities carrying amount	0
Changes in fair value used for calculated hedge ineffectiveness	$ (1)
Accrued expenses and other liabilities | Currency risk | Foreign exchange contracts
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument		4,460
Assets carrying amount		$ 0
Liabilities carrying amount		(113)
Changes in fair value used for calculated hedge ineffectiveness		$ 0
Accrued expenses and other liabilities | Commodity price risk | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	350	317
Assets carrying amount	$ 0	$ 0
Liabilities carrying amount	(124)	(23)
Changes in fair value used for calculated hedge ineffectiveness	$ 0	$ 0
Accrued expenses and other liabilities | Commodity price risk | Emission rights
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument		484
Assets carrying amount		$ 0
Liabilities carrying amount		(37)
Changes in fair value used for calculated hedge ineffectiveness		$ (2)
Other long-term obligations | Commodity price risk | Commodities
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	491
Assets carrying amount	$ 0
Liabilities carrying amount	(454)
Changes in fair value used for calculated hedge ineffectiveness	$ 0
Other long-term obligations | Commodity price risk | Energy forwards
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	765
Assets carrying amount	$ 0
Liabilities carrying amount	(9)
Changes in fair value used for calculated hedge ineffectiveness	$ 0
Other assets | Commodity price risk | Emission rights
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of the hedging instrument	79
Assets carrying amount	$ 112
Liabilities carrying amount	0
Changes in fair value used for calculated hedge ineffectiveness	$ 0